Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock authorized (shares)	5,000,000	5,000,000	5,000,000
Convertible preferred stock issued (shares)	0	0	0
Convertible preferred stock outstanding (shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	95,000,000	95,000,000	95,000,000
Common stock, shares issued (in shares)	57,026,154	52,374,735	36,975,203
Common stock, shares outstanding (in shares)	57,026,154	52,374,735	36,975,203